Segment disclosures - Summary of Sales and Non-current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of geographical areas [line items]
Total revenues	$ 200,065	$ 236,692
Total non-current assets	201,798	303,923
USA
Disclosure of geographical areas [line items]
Total revenues	190,905	224,101
Total non-current assets	196,712	299,041
Others
Disclosure of geographical areas [line items]
Total revenues	9,160	12,591
Total non-current assets	$ 5,086	$ 4,882